SHARE-BASED COMPENSATION - Weighted Average Assumptions for Equity Awards Granted (Details)	Dec. 15, 2016	Dec. 15, 2015	Dec. 15, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	42.63%	43.71%	49.65%
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	2.15%	1.77%	1.63%